UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $31,746





List of Other Included Managers:



No.   13F File Number        Name











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                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



ABBOTT LABORATORIES                COM               002824100        1,025    25620SH        DEFINED        0
ALCOA INC                          COM               013817101          863    37890SH        DEFINED        0
ALLTEL CORP                        COM               020039103          786    15405SH        DEFINED        0
AMERICAN INTL GROUP INC            COM               026874107        1,734    29980SH        DEFINED        0
ANHEUSER BUSCH COS INC             COM               035229103        1,884    38930SH        DEFINED        0
APARTMENT INVT & MGMT CO CL A      COM               03748R101          262     7000SH        DEFINED        0
BP PLC ADRS                        COM               055622104          992    24405SH        DEFINED        0
BANK OF AMERICA CORP               COM               060505104        1,270    18261SH        DEFINED        0
BAXTER INTERNATIONAL INC           COM               071813109          694    24790SH        DEFINED        0
BUCKEYE PARTNERS LP                UNIT LTD PARTNERS 118230101          307     8000SH        DEFINED        0
CITIGROUP INC                      COM               172967101        1,171    33276SH        DEFINED        0
COMCAST CORP CL A SPL              COM               20030N200          473    20960SH        DEFINED        0
EL PASO CORP                       COM               28336L109          216    31030SH        DEFINED        0
EMERSON ELECTRIC COMPANY           COM               291011104          803    15785SH        DEFINED        0
EXXON MOBIL CORP (NEW)             COM               30231G102        1,152    32984SH        DEFINED        0
FORD MOTOR CO (NEW)                COM PAR $0.01     345370860          617    66336SH        DEFINED        0
GENERAL ELECTRIC COMPANY           COM               369604103          231     9500SH        DEFINED        0
GILLETTE COMPANY                   COM               375766102        1,447    47673SH        DEFINED        0
HEWLETT-PACKARD COMPANY            COM               428236103          689    39671SH        DEFINED        0
HONEYWELL INTERNATIONAL INC        COM               438516106          717    29855SH        DEFINED        0
INTEL CORPORATION                  COM               458140100          220    14099SH        DEFINED        0
INTERNATIONAL BUSINESS MACHINE     COM               459200101        1,386    17888SH        DEFINED        0
INTERNATIONAL PAPER                COM               460146103          874    24995SH        DEFINED        0
INTERPUBLIC GROUP OF COS INC       COM               460690100          605    42945SH        DEFINED        0
J.P. MORGAN CHASE & CO             COM               46625H100          929    38709SH        DEFINED        0
KIMBERLY CLARK                     COM               494368103        1,090    22969SH        DEFINED        0
MCDONALDS CORP                     COM               580135101          490    30499SH        DEFINED        0
MELLON FINANCIAL CORP              COM               58551A108          209     8000SH        DEFINED        0
MERRILL LYNCH & CO INC             COM               590188108          530    13975SH        DEFINED        0
SBC COMMUNICATIONS INC             COM               78387G103          462    17045SH        DEFINED        0
SPDR TRUST UNIT SER 1              COM               78462F103          962    10900SH        DEFINED        0
SAFEWAY INC                        COM               786514208          657    28135SH        DEFINED        0
SCHERING PLOUGH CORP               COM               806605101          769    34650SH        DEFINED        0
TARGET CORP                        COM               87612E106        1,313    43755SH        DEFINED        0
TOTAL FINA ELF SA SPON ADR         COM               89151E109        1,134    15856SH        DEFINED        0
VERIZON COMMUNICATIONS             COM               92343V104          787    20310SH        DEFINED        0
WELLS FARGO & CO (NEW)             COM               949746101        1,189    25370SH        DEFINED        0
WYETH CORP                         COM               983024100          805    21535SH        DEFINED        0

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